Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)			12 Months Ended
	Aug. 21, 2014	Mar. 18, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of restricted share activity
Outstanding at beginning of the year (in shares)			260,004
Vested (in shares)			(260,004)
Outstanding at end of the year (in shares)				260,004
Weighted Average Grant-date Fair Value
Outstanding at beginning of the year (in dollars per share)			$ 11.34
Vested (in dollars per share)			$ 11.34
Outstanding at end of the year (in dollars per share)				$ 11.34
Additional disclosure
Total grant date fair value of restricted shares vested			$ 2,948,837	$ 3,737,772	$ 7,179,455
Compensation expense			666,723	3,248,658	5,273,322
Deemed distribution			0	$ 34,594	$ 41,580
Total unrecognized compensation expense			$ 0
Group's employees, directors and officers
Summary of restricted share activity
Granted (in shares)		866,000
Award vesting period		3 years
Group's employees
Summary of restricted share activity
Granted (in shares)	229,400
Award vesting period	8 months